SCHEDULE OF SUBSIDIARIES OF THE COMPANY (Details)	6 Months Ended
Jun. 30, 2026
Elong Power International Co, Limited [Member]
ScheduleOfSubsidiariesOfTheCompanyLineItem [Line Items]
Equity method investment place of incorporation	BVI
Entity Incorporation, Date of Incorporation	Oct. 09, 2024
Percentage of ownership	100.00%
Principal activities	Investment holding
Elong Power (Hong Kong) International Limited [Member]
ScheduleOfSubsidiariesOfTheCompanyLineItem [Line Items]
Equity method investment place of incorporation	Hong Kong
Entity Incorporation, Date of Incorporation	Oct. 29, 2024
Percentage of ownership	100.00%
Principal activities	Investment holding
Elong Power (Beijing) Co., Ltd. [Member]
ScheduleOfSubsidiariesOfTheCompanyLineItem [Line Items]
Equity method investment place of incorporation	Beijing, PRC
Entity Incorporation, Date of Incorporation	Apr. 26, 2024
Percentage of ownership	100.00%
Principal activities	Operations, sales and R&D